Portfolio of Investments (unaudited)
As of January 31, 2025
abrdn Global Premier Properties Fund

	Shares	Value
COMMON STOCKS—125.2%
AUSTRALIA—6.4%
Diversified REITs—1.1%
Stockland, REIT	1,180,317	$ 3,739,249
Industrial REITs—3.8%
Goodman Group, REIT	562,412	12,541,875
Retail REITs—1.5%
Scentre Group, REIT	2,241,408	5,072,464
Total Australia		21,353,588
BELGIUM—0.8%
Health Care REITs—0.7%
Aedifica SA, REIT	38,002	2,289,485
Self Storage REITs—0.1%
Shurgard Self Storage Ltd., REIT	9,723	359,881
Total Belgium		2,649,366
FRANCE—2.5%
Diversified REITs—0.6%
Covivio SA, REIT	39,045	2,074,977
Office REITs—0.6%
Gecina SA, REIT	22,053	2,152,935
Retail REITs—1.3%
Unibail-Rodamco-Westfield, REIT(a)	50,404	4,220,154
Total France		8,448,066
GERMANY—4.5%
Real Estate Operating Companies—4.5%
TAG Immobilien AG(a)	173,115	2,572,742
Vonovia SE(b)	407,892	12,478,721
		15,051,463
HONG KONG—1.8%
Real Estate Operating Companies—0.6%
Swire Properties Ltd.	1,034,600	2,043,098
Retail REITs—1.2%
Link REIT	973,300	4,021,448
Total Hong Kong		6,064,546
JAPAN—9.9%
Diversified Real Estate Activities—4.1%
Mitsui Fudosan Co. Ltd.	830,100	7,492,308
Sumitomo Realty & Development Co. Ltd.	184,500	6,375,103
		13,867,411
Diversified REITs—1.5%
KDX Realty Investment Corp., REIT	4,999	4,991,437
Hotel & Resort REITs—1.2%
Invincible Investment Corp., REIT	8,900	3,880,871
Industrial REITs—1.7%
GLP J-Reit	6,963	5,701,584
Retail REITs—1.4%
Japan Metropolitan Fund Invest, REIT	7,565	4,605,305
Total Japan		33,046,608
MEXICO—1.3%
Real Estate Operating Companies—1.3%
Corp. Inmobiliaria Vesta SAB de CV	1,628,170	4,249,962
	Shares	Value

NETHERLANDS—2.0%
Real Estate Operating Companies—2.0%
CTP NV(b)(c)	398,125	$ 6,624,761
SINGAPORE—2.5%
Data Center REITs—0.8%
Keppel DC REIT	1,573,300	2,537,544
Industrial REITs—0.2%
Daiwa House Logistics Trust, REIT	1,149,700	490,674
Real Estate Operating Companies—0.4%
Capitaland India Trust, UNIT	1,929,180	1,445,261
Retail REITs—1.1%
CapitaLand Integrated Commercial Trust, REIT	2,570,127	3,668,776
Total Singapore		8,142,255
SWEDEN—1.2%
Real Estate Operating Companies—1.2%
Catena AB	90,513	3,942,865
UNITED KINGDOM—5.5%
Diversified REITs—3.3%
British Land Co. PLC, REIT	1,382,173	6,428,635
LondonMetric Property PLC, REIT	2,022,333	4,652,446
		11,081,081
Industrial REITs—1.0%
Segro PLC, REIT(b)	389,455	3,443,394
Multi-Family Residential REITs—1.2%
UNITE Group PLC	361,681	3,830,851
Total United Kingdom		18,355,326
UNITED STATES—86.8%
Data Center REITs—12.8%
Digital Realty Trust, Inc., REIT(b)	106,842	17,507,130
Equinix, Inc., REIT(b)	27,606	25,222,498
		42,729,628
Health Care REITs—20.7%
American Healthcare REIT, Inc.	321,232	9,087,653
Healthpeak Properties, Inc., REIT	435,483	8,997,079
Omega Healthcare Investors, Inc., REIT(b)	212,488	7,874,805
Ventas, Inc., REIT(b)	193,868	11,713,505
Welltower, Inc., REIT(b)	230,164	31,412,783
		69,085,825
Hotel & Resort REITs—2.8%
Host Hotels & Resorts, Inc., REIT(b)	324,017	5,414,324
Pebblebrook Hotel Trust, REIT	299,087	3,927,012
		9,341,336
Industrial REITs—5.7%
Prologis, Inc., REIT(b)	157,649	18,799,643
Multi-Family Residential REITs—11.2%
AvalonBay Communities, Inc., REIT(b)	73,177	16,209,437
Camden Property Trust, REIT	72,259	8,216,571
Essex Property Trust, Inc., REIT(b)	44,765	12,738,776
		37,164,784
Office REITs—4.3%
BXP, Inc., REIT(b)	79,330	5,802,196
Kilroy Realty Corp., REIT	107,096	4,178,886
SL Green Realty Corp., REIT	62,710	4,226,027
		14,207,109

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of January 31, 2025
abrdn Global Premier Properties Fund

	Shares	Value
COMMON STOCKS (continued)
UNITED STATES (continued)
Other Specialized REITs—3.0%
Iron Mountain, Inc., REIT(b)	99,563	$ 10,112,614
Retail REITs—16.4%
Brixmor Property Group, Inc., REIT(b)	281,339	7,331,694
Curbline Properties Corp., REIT	219,117	5,361,793
Kimco Realty Corp., REIT	298,129	6,692,996
Phillips Edison & Co., Inc., REIT	80,806	2,935,682
Realty Income Corp., REIT(b)	131,378	7,178,494
Regency Centers Corp., REIT	122,166	8,776,406
Simon Property Group, Inc., REIT(b)	94,899	16,499,140
		54,776,205
Self Storage REITs—4.6%
Public Storage, REIT(b)	51,444	15,355,005
Single-Family Residential REITs—5.3%
Invitation Homes, Inc., REIT	296,633	9,240,118
Sun Communities, Inc., REIT	67,417	8,528,251
		17,768,369
Total United States		289,340,518
Total Common Stocks		417,269,324
Total Investments (Cost $384,096,962)—125.2%		417,269,324
Liabilities in Excess of Other Assets—(25.2%)		(84,041,188)
Net Assets—100.0%		$333,228,136

(a)	Non-income producing security.
(b)	All or a portion of the security has been designated as collateral for the line of credit.
(c)	Denotes a security issued under Regulation S or Rule 144A.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying  Notes to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2025 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date, also referred to as market value. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Trustees (the "Board") designated the Adviser as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Equity securities that are traded on an exchange are valued at the last quoted sale price or the official close price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price.
Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is generally determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. A security that has been fair valued by the Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
3